INCOME TAXES (Details Narrative)	Apr. 30, 2026 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss	$ 906
Accrued interest or penalties	0
Uncertain tax positions	0
Unrecognized tax benefits	$ 0